CONVERTIBLE NOTES PAYABLE TO RELATED PARTY (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2015	May. 31, 2014	Nov. 30, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Interest expense				$ 2,601	$ 2,321	$ 2,185
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Weighted average interest rate				5.99%	6.06%	6.18%
Debt instrument, principal				$ 29,048	$ 30,186
Debt instrument, accrued interest				$ 10,355	$ 8,318
Convertible Notes Payable [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Percent of interest in subsidiary securing arrangement		26.00%	26.00%
Debt conversion, price per share		$ 1.50	$ 1.50
Convertible Notes Payable [Member] | Majority Shareholder [Member] | United States of America, Dollars
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate		6.00%	6.00%
Reduction in convertible price of unpaid interest	$ 0.75
Convertible Notes Payable [Member] | Majority Shareholder [Member] | Euro Member Countries, Euro [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate basis points above reference rate		2.00%	2.00%
Convertible Notes Payable [Member] | Maximum [Member] | Majority Shareholder [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 37,000	$ 32,000
Debt instrument, maturity date		Dec. 31, 2016	Nov. 30, 2015